Subsequent Events (Details) - Parent - Subsequent Events $ in Millions	Sep. 18, 2023 USD ($) shares	Sep. 07, 2023 item	Aug. 15, 2023 USD ($)
Senior Secured Convertible Notes Subscription Agreement
Subsequent Events
Amount funded			$ 2.5
Aggregate commitment amount			$ 5.0
New Wholly Owned Subsidiaries Established
Subsequent Events
Number of new wholly owned subsidiaries established | item		2
Subscription Agreement with Canberra Airport Group
Subsequent Events
Number of shares issued, first issue | shares	490,179
Value of shares issued, first issue	$ 5.0
Number of shares issued, second issue | shares	490,197
Value of shares issued, second issue	$ 5.0